Cover	6 Months Ended
Jun. 30, 2024
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2024
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2024
Current Fiscal Year End Date	--12-31
Entity File Number	001-42027
Entity Registrant Name	mF International Limited
Entity Central Index Key	0001940941
Entity Address, Address Line One	Unit 1801, Fortis Tower
Entity Address, Address Line Two	77-79 Gloucester Road
Entity Address, City or Town	Wan Chai
Entity Address, Country	HK